Schedule of Investments

January 31, 2026 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (57.1%)
United States (57.1%)
Communication Services (6.0%)
Alphabet, Cl A	4,800	$1,622
AT&T	39,300	1,030
Comcast, Cl A	20,100	598
Fox, Cl A	8,200	597
Match Group	8,400	262
Meta Platforms, Cl A	600	430
Nexstar Media Group, Cl A	1,300	276
Playtika Holding	19,700	71
Verizon Communications	17,000	757
Versant Media Group*	804	26
ZoomInfo Technologies, Cl A*	26,800	216
		5,885

Consumer Discretionary (7.6%)
ADT	35,800	286
Autoliv	2,600	315
AutoNation*	2,200	451
Best Buy	2,900	189
BorgWarner	7,100	337
Brunswick	3,200	257
Crocs*	4,300	361
Dick's Sporting Goods	1,400	283
eBay	5,800	529
Ford Motor	30,800	428
General Motors	12,200	1,024
Goodyear Tire & Rubber*	22,700	214
Group 1 Automotive	1,200	425
H&R Block	6,800	268
Harley-Davidson	5,900	117
Kohl's	6,600	115
Lear	1,900	222
Macy's	10,500	210
Polaris	2,100	134
PulteGroup	2,500	313
PVH	3,900	243
Signet Jewelers	3,400	314
Tri Pointe Homes*	11,100	370
		7,405

Consumer Staples (2.8%)
Albertsons, Cl A	13,700	228
Altria Group	7,000	434
Archer-Daniels-Midland	4,600	310
Bunge Global	2,600	296
Conagra Brands	7,500	139
General Mills	4,500	208
Ingredion	2,800	331
Kroger	7,300	458
Molson Coors Beverage, Cl B	6,600	317
		2,721
LSV Global Value Fund

	Shares	Value (000)
Energy (1.5%)
California Resources	5,900	$316
Marathon Petroleum	3,400	599
Phillips 66	1,890	271
Valero Energy	1,500	272
		1,458

Financials (9.5%)
Ally Financial	9,600	406
American International Group	5,400	404
Ameriprise Financial	600	316
Bank of New York Mellon	6,100	732
Citigroup	7,200	833
Citizens Financial Group	10,400	655
Everest Group	500	166
First Horizon	18,400	451
Hartford Insurance Group	3,900	527
Lincoln National	4,000	166
MetLife	3,600	284
MGIC Investment	19,600	528
Northern Trust	3,400	508
PayPal Holdings	4,200	221
Prudential Financial	1,400	156
Radian Group	11,500	378
Regions Financial	10,600	302
Rithm Capital‡	29,200	319
State Street	7,300	955
Wells Fargo	8,100	733
Zions Bancorp	4,000	240
		9,280

Health Care (7.5%)
Align Technology*	2,200	359
Bristol-Myers Squibb	7,600	418
Centene*	4,700	204
CVS Health	5,600	417
DaVita*	2,100	230
Exelixis*	8,400	347
Gilead Sciences	8,000	1,136
Halozyme Therapeutics*	5,200	373
Incyte*	6,600	660
Jazz Pharmaceuticals*	3,600	592
Johnson & Johnson	1,500	341
Merck	6,300	695
Organon	8,500	73
Pfizer	33,300	880
United Therapeutics*	800	376
Viatris, Cl W	20,500	268
		7,369

Industrials (5.2%)
AGCO	2,800	318
Allison Transmission Holdings	6,500	706
CNH Industrial	19,000	204

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Industrials (continued)
Cummins	700	$405
Delta Air Lines	5,600	369
FedEx	1,800	579
Oshkosh	2,600	374
Owens Corning	2,600	312
Ryder System	3,000	574
Science Applications International	2,900	295
Textron	5,400	476
United Airlines Holdings*	4,200	430
		5,042

Information Technology (15.2%)
ACM Research, Cl A*	10,500	610
Adeia	22,400	405
Adobe*	1,500	440
Akamai Technologies*	3,600	350
Amdocs	4,300	352
Amkor Technology	13,200	638
Applied Materials	2,400	774
Arrow Electronics*	2,700	358
Avnet	5,800	362
Cirrus Logic*	4,755	620
Cisco Systems	14,300	1,120
Cognizant Technology Solutions, Cl A	5,600	460
Dell Technologies, Cl C	6,900	790
Dropbox, Cl A*	18,500	471
DXC Technology*	8,800	127
Flex*	8,900	561
Gen Digital	14,800	355
Hewlett Packard Enterprise	28,700	618
HP	15,400	299
Jabil	3,800	901
Micron Technology	3,400	1,410
NetApp	1,700	164
NetScout Systems*	10,600	295
Qorvo*	4,400	344
QUALCOMM	7,500	1,136
RingCentral, Cl A*	10,300	267
Skyworks Solutions	5,300	296
Teradata*	13,300	379
Xerox Holdings	13,100	29
		14,931

Materials (1.4%)
LyondellBasell Industries, Cl A	2,000	98
Magnera*	1,105	14
Mosaic	7,600	209
Newmont	6,900	775
Sylvamo	5,100	250
		1,346
LSV Global Value Fund

	Shares	Value (000)
Real Estate (0.4%)
Apple Hospitality REIT‡	10,800	$126
Host Hotels & Resorts‡	14,000	259
		385

Total United States		55,822

TOTAL U.S. COMMON STOCK
(Cost $43,211)		55,822

Foreign Common Stock (42.3%)
Australia (2.2%)
Energy (0.4%)
OMV	6,000	356

Financials (0.9%)
BAWAG Group	5,600	912

Materials (0.9%)
Rio Tinto	8,700	906

Total Australia		2,174

Belgium (0.2%)
Materials (0.2%)
Solvay, Cl A	7,400	218

Total Belgium		218

Brazil (0.5%)
Consumer Staples (0.5%)
JBS*	29,450	463

Total Brazil		463

Canada (2.6%)
Consumer Discretionary (0.2%)
Magna International	4,100	210

Consumer Staples (0.3%)
Empire, Cl Common Subs. Receipt	9,500	310

Energy (1.3%)
ARC Resources	16,600	308
Suncor Energy	18,500	978
		1,286

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Financials (0.4%)
iA Financial	3,100	$381

Information Technology (0.4%)
Open Text	15,600	398

Total Canada		2,585

China (4.1%)
Communication Services (0.5%)
NetDragon Websoft Holdings	103,000	132
Tencent Holdings	5,400	415
		547

Consumer Discretionary (1.1%)
Alibaba Group Holding	13,600	289
Prosus	6,300	362
Vipshop Holdings ADR	20,200	346
		997

Energy (1.2%)
PetroChina, Cl H	928,000	1,103

Financials (0.5%)
China CITIC Bank, Cl H	542,000	505

Health Care (0.5%)
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	80,000	194
Shanghai Pharmaceuticals Holding, Cl H	79,400	121
Sinopharm Group, Cl H	70,400	188
		503

Industrials (0.3%)
Sinotrans, Cl H	461,000	306

Total China		3,961

Finland (0.8%)
Financials (0.4%)
Nordea Bank Abp	22,300	430

Information Technology (0.4%)
Nokia	39,600	255
TietoEVRY	3,600	78
		333

Total Finland		763
LSV Global Value Fund

	Shares	Value (000)
France (3.8%)
Communication Services (0.5%)
Metropole Television	7,600	$109
Orange	19,600	364
		473

Energy (0.5%)
TotalEnergies	7,000	509

Financials (1.6%)
AXA	8,800	401
BNP Paribas	10,400	1,125
		1,526

Health Care (0.5%)
Ipsen	2,000	327
Sanofi	1,800	170
		497

Industrials (0.4%)
Bouygues	6,500	351

Utilities (0.3%)
Rubis SCA	7,800	316

Total France		3,672

Germany (1.6%)
Consumer Discretionary (0.7%)
Bayerische Motoren Werke	3,500	360
Mercedes-Benz Group	4,500	308
		668

Financials (0.3%)
Muenchener Rueckversicherungs	500	303

Industrials (0.6%)
Daimler Truck Holding	6,600	320
Deutsche Post	5,300	296
		616

Total Germany		1,587

Hong Kong (0.5%)
Consumer Staples (0.5%)
WH Group	412,681	487

Total Hong Kong		487

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Hungary (0.3%)
Energy (0.3%)
MOL Hungarian Oil & Gas	26,400	$322

Total Hungary		322

Indonesia (0.2%)
Energy (0.2%)
United Tractors	120,100	187

Total Indonesia		187

Ireland (0.7%)
Financials (0.7%)
AIB Group	64,900	725

Total Ireland		725

Israel (0.5%)
Health Care (0.5%)
Teva Pharmaceutical Industries*	14,100	478

Total Israel		478

Italy (1.4%)
Energy (0.4%)
Eni	21,200	433

Financials (0.4%)
Mediobanca Banca di Credito Finanziario	18,700	391

Utilities (0.6%)
A2A	179,700	543

Total Italy		1,367

Japan (4.4%)
Consumer Discretionary (1.2%)
Isuzu Motors	26,500	427
Niterra	10,900	478
Sankyo	18,500	289
		1,194

Consumer Staples (0.1%)
Valor	4,800	109

Financials (1.0%)
Nomura Holdings	38,100	345
ORIX	10,400	317
LSV Global Value Fund

	Shares	Value (000)
Financials (continued)
Ricoh Leasing	7,000	$271
		933
Health Care (0.1%)
Ono Pharmaceutical	6,600	98

Industrials (1.3%)
NGK Insulators	17,800	426
Nippon Yusen	8,300	273
Sumitomo	10,300	418
Tsubakimoto Chain	15,000	230
		1,347

Information Technology (0.3%)
Kaga Electronics	13,200	332

Materials (0.4%)
Lintec	13,400	413

Total Japan		4,426

Mexico (0.3%)
Consumer Staples (0.3%)
Coca-Cola Femsa	26,300	276

Total Mexico		276

Netherlands (1.4%)
Consumer Staples (0.4%)
Koninklijke Ahold Delhaize	10,100	395

Energy (0.5%)
Shell	12,900	496

Financials (0.3%)
Aegon	41,800	328

Industrials (0.2%)
Signify	7,000	149

Total Netherlands		1,368

Norway (0.3%)
Financials (0.3%)
DNB Bank	11,500	330

Total Norway		330

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Poland (0.2%)
Information Technology (0.2%)
Asseco Poland	3,100	$189

Total Poland		189

Puerto Rico (0.4%)
Financials (0.4%)
OFG Bancorp	9,200	371

Total Puerto Rico		371

Russia (–%)
Energy (–%)
Gazprom PJSC(A)*	15,900	—
LUKOIL PJSC(A)*	1,600	—
		—

Total Russia		—

South Africa (0.3%)
Financials (0.3%)
Absa Group	21,000	331

Total South Africa		331

South Korea (2.5%)
Communication Services (0.7%)
KT	8,800	348
LG Uplus	12,500	139
SK Telecom	3,900	197
		684

Consumer Discretionary (0.3%)
Hankook Tire & Technology	6,800	301

Financials (0.0%)
Kginicis	5,400	43

Information Technology (1.5%)
Samsung Electronics	12,680	1,400

Total South Korea		2,428

Spain (0.9%)
Financials (0.6%)
Mapfre	128,500	588
LSV Global Value Fund

	Shares	Value (000)
Information Technology (0.3%)
Indra Sistemas	4,300	$278

Total Spain		866

Sweden (1.6%)
Consumer Discretionary (0.1%)
Bilia, Cl A	8,600	122

Financials (0.6%)
Swedbank, Cl A	14,400	560

Industrials (0.9%)
SKF, Cl B	10,900	285
Volvo, Cl B	15,200	552
		837

Total Sweden		1,519

Switzerland (2.0%)
Health Care (2.0%)
Novartis	9,200	1,365
Roche Holding AG	900	409
Sandoz Group	1,840	146
		1,920

Total Switzerland		1,920

Taiwan (3.3%)
Information Technology (3.3%)
Chipbond Technology	112,000	194
Compeq Manufacturing	149,000	795
Hon Hai Precision Industry	90,000	622
Powertech Technology	68,000	538
Topco Scientific	26,751	272
Tripod Technology	26,000	306
United Microelectronics	231,000	460
		3,187

Total Taiwan		3,187

Thailand (0.5%)
Financials (0.5%)
Krung Thai Bank	494,600	444

Total Thailand		444

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Turkey (0.4%)
Consumer Staples (0.4%)
Coca-Cola Icecek	217,800	$361

Total Turkey		361

United Kingdom (4.4%)
Consumer Staples (1.1%)
British American Tobacco	6,300	381
J Sainsbury	84,900	372
Tesco	54,000	314
		1,067

Financials (2.1%)
3i Group	4,418	203
Barclays	120,200	802
Fidelis Insurance Holdings	12,213	233
Lloyds Banking Group	610,200	911
		2,149

Health Care (1.2%)
GSK	42,300	1,094

Total United Kingdom		4,310

TOTAL FOREIGN COMMON STOCK
(Cost $26,570)		41,315

Foreign Preferred Stock (0.2%)
Brazil** (0.2%)
Petroleo Brasileiro - Petrobras	28,800	206

TOTAL FOREIGN PREFERRED STOCK
(Cost $228)		206
LSV Global Value Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (0.2%)
South Street Securities 3.250%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $209 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $137, 1.875% - 3.500%, 10/15/2028 – 08/15/2047; total market value $214)	$209	$209

TOTAL REPURCHASE AGREEMENT
(Cost $209)		209

Total Investments – 99.8%
(Cost $70,218)		$97,552

Percentages are based on Net Assets of $97,727 (000).

*	Non-income producing security.
**	No rate available.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-006-2400